Schedule of Investments (unaudited) September 30, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 12.4%
Black Belt Energy Gas District, RB 4.00%, 10/01/52(a)	$9,710	$9,424,565
4.33%, 10/01/52(a)	4,000	3,828,192
Sereis F, 5.25%, 12/01/26	5,140	5,165,412
Series A-1, 4.00%, 12/01/49(a)	10,045	9,829,806
Series B, 4.00%, 10/01/52(a)	6,950	6,745,698
Series C-1, 5.25%, 02/01/53(a)	3,570	3,611,012
Black Belt Energy Gas District, Refunding RB(a)
Series D-1, 5.50%, 06/01/49	2,580	2,628,904
Series D2, 4.96%, 07/01/52	2,650	2,494,050
Columbia Industrial Development Board, Refunding RB, VRDN, 4.75%, 10/07/23(a)(b)	5,000	5,000,000
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51(a)	3,035	2,889,596
Series A, 5.25%, 01/01/54(a)	15,000	15,094,365
Series A-1, 5.00%, 12/01/26	1,400	1,396,389
Series A-1, 5.00%, 06/01/27	750	747,557

		68,855,546

Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB
Series A, Class 1, 5.00%, 06/01/24	1,000	1,004,622
Series A, Class 1, 5.00%, 06/01/25	1,000	1,012,254

		2,016,876

Arizona — 3.2%
Arizona Health Facilities Authority, RB(a) 4.23%, 01/11/25(c)	925	862,356
4.23%, 01/01/46	4,975	4,884,750
Chandler Industrial Development Authority, RB(a) AMT, 5.00%, 06/01/49	7,395	7,403,134
Series 2, AMT, 5.00%, 09/01/52	2,925	2,954,499
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,511,080

		17,615,819

California — 1.5%
California Community Choice Financing Authority, RB, 5.51%, 12/01/53(a)	7,000	6,756,610
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/24	600	603,639
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/24	485	485,888
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/26	500	507,119

		8,353,256

Colorado — 2.5%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT, 5.50%, 11/15/27	2,480	2,481,937
Colorado Bridge Enterprise, RB, AMT, 4.00%, 06/30/29	3,410	3,278,456
Colorado Health Facilities Authority, RB(a)
Series B, 5.00%, 08/01/49	2,200	2,209,960
Series B-2, 5.00%, 08/01/49	4,500	4,576,005
Regional Transportation District, Refunding RB
Series A, 5.00%, 01/15/24	350	350,267
Series A, 5.00%, 07/15/24	350	351,562
Series A, 3.00%, 01/15/26	610	593,303

		13,841,490

Security	Par (000)	Value

Connecticut — 1.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series D-1, 5.00%, 11/15/26	$555	$574,954
Series D-1, 5.00%, 05/15/27	655	681,075
Series D-1, 5.00%, 11/15/27	550	573,620
Series D-1, 5.00%, 05/15/28	675	705,360
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series L-1, 4.00%, 07/01/24	650	646,292
State of Connecticut Special Tax Revenue, RB, Series B, 5.00%, 10/01/23	225	225,000
State of Connecticut, GO(a)
Series A, 4.93%, 03/01/24	1,000	1,000,744
Series A, 4.97%, 03/01/25	4,155	4,178,297
University of Connecticut, RB, Series A, 5.00%, 04/15/24	650	653,656

		9,238,998

Delaware — 1.3%
Delaware State Economic Development Authority, Refunding RB, Series B, 1.25%, 10/01/40(a)	8,000	7,460,872

District of Columbia — 0.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/27	1,000	1,003,382

Florida — 2.4%
County of Broward Florida Airport System Revenue, ARB AMT, 5.00%, 10/01/28	1,290	1,310,111
Series A, AMT, 5.00%, 10/01/28	3,000	3,013,464
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 5.00%, 09/01/28	3,290	3,380,222
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/28	2,350	2,351,229
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 5.00%, 10/01/23	400	400,000
Lee Memorial Health System, Refunding RB, Series A-2, 5.00%, 04/01/33(a)	3,000	3,041,802

		13,496,828

Georgia — 2.9%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 06/01/28	750	749,533
Series A, 5.00%, 06/01/29	1,110	1,104,285
Series B, 5.00%, 12/01/52(a)	5,000	4,968,055
Series B, 5.00%, 07/01/53(a)	5,390	5,440,289
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 07/01/24	505	506,521
Series A, 5.00%, 07/01/25	510	514,031
Series A, (AGM), 5.00%, 07/01/28	600	623,402
Municipal Electric Authority of Georgia, Refunding RB, Series A-R, Subordinate, 5.00%, 01/01/24	2,500	2,500,302

		16,406,418

Illinois — 3.6%
Chicago O’Hare International Airport, Refunding RB, Series C, Senior Lien, 5.00%, 01/01/30	1,320	1,354,001
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB 5.00%, 06/01/27	1,250	1,284,291
5.00%, 06/01/28	5,105	5,291,813
City of Chicago Illinois Waterworks Revenue, Refunding RB, Series B, 2nd Lien, 5.00%, 11/01/24	650	654,200

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, Series B, 4.68%, 05/01/42(a)	$1,000	$971,224
Illinois Housing Development Authority, RB, S/F Housing
Series G, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	317,768
Series G, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	265,513
Series G, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	377,514
Series G, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	399,003
Series G, (FHLMC, FNMA, GNMA), 3.50%, 10/01/54(a)	4,300	4,285,380
State of Illinois, GO, Series A, 5.00%, 12/01/23	1,335	1,335,718
State of Illinois, Refunding GO, Series D, 5.00%, 07/01/24	3,750	3,769,856

		20,306,281

Indiana — 1.5%
Indiana Finance Authority, Refunding RB, 4.50%, 12/15/46(a)	8,000	7,993,880
Lawrence Township School Building Corp., RB, (NPFGC), 4.00%, 01/15/24	550	549,475

		8,543,355

Iowa — 1.0%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	5,535	5,507,674

Kansas(a)(b) — 4.3%
City of Burlington Kansas, Refunding RB
Series A, VRDN, 4.03%, 10/03/23	18,000	18,000,000
Series B, VRDN, 4.03%, 10/07/23	6,000	6,000,000

		24,000,000

Kentucky — 1.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	10,000	9,633,770

Louisiana — 7.2%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	569,998
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB, (AGM), 5.00%, 08/01/24	500	504,412
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	13,515	12,862,834
Livingston Parish School Board Sales & Use Tax Revenue, Refunding RB, Series A, 4.00%, 05/01/24	680	680,348
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/28	855	874,620
Parish of St. James Louisiana, RB, Series A-1, VRDN, 4.20%, 10/07/23(a)(b)	24,700	24,700,000

		40,192,212

Maryland — 0.6%
Maryland Economic Development Corp., RB, Class A, AMT, 5.00%, 11/12/28	2,565	2,561,729
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 5.00%, 04/15/24	700	703,097

		3,264,826

Massachusetts — 0.9%
Massachusetts Educational Financing Authority, RB AMT, 5.00%, 07/01/26	2,265	2,287,919
Series B, AMT, 5.00%, 07/01/26	1,250	1,262,649
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-2, 0.45%, 12/01/24	1,500	1,437,876

		4,988,444

Security	Par (000)	Value

Michigan — 3.7%
Michigan Finance Authority, RB 4.83%, 12/01/39(a)	$6,115	$6,130,795
2nd Lien, (NPFGC), 5.00%, 11/01/23	310	310,138
Michigan Finance Authority, Refunding RB 4.73%, 04/15/47(a)	3,150	3,141,596
Series D-1, 0.55%, 10/15/24	1,300	1,246,690
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	1,500	1,408,999
Series A-1, 0.65%, 10/01/24	460	443,417
Michigan Strategic Fund, RB
AMT, 0.58%, 08/01/27(a)	1,600	1,540,717
AMT, 5.00%, 06/30/29	6,015	6,118,933
Mona Shores Public Schools, GO, Series II, (Q-SBLF), 4.00%, 05/01/24	500	499,907

		20,841,192

Minnesota — 0.5%
Hastings Independent School District No. 200, GO, CAB, Series A, 0.00%, 02/01/26(d)	1,040	950,843
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, 0.70%, 01/01/25	800	763,436
Series E, AMT, 0.90%, 01/01/26	790	729,515
Series E, AMT, 1.10%, 01/01/27	585	525,673

		2,969,467

Missouri — 0.1%
City of St Charles Minnesota, Refunding COP, Series B, 4.00%, 02/01/24	140	139,887
County of Greene Missouri, COP
Series A, 4.00%, 03/01/24	275	274,913
Series A, 4.00%, 03/01/25	400	400,571

		815,371

Nebraska — 1.0%
County of Douglas Nebraska, Refunding RB, 4.51%, 07/01/35(a)	5,885	5,728,712
Douglas County Hospital Authority No. 2, Refunding RB, 5.00%, 11/15/23	110	110,043

		5,838,755

Nevada — 0.0%
Public Finance Authority, Refunding RB, 5.00%, 06/01/24	200	200,666

New Hampshire — 0.9%
New Hampshire Business Finance Authority, Refunding RB, Class A, AMT, 4.36%, 10/01/33(a)	4,800	4,740,130

New Jersey — 6.4%
New Jersey Economic Development Authority, RB
Series QQQ, 5.00%, 06/15/24	300	301,663
Series UU, 5.00%, 06/15/24	250	251,386
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/23	1,010	1,010,501
Series B, 5.00%, 11/01/26	6,925	7,116,857
Series RRR, 5.00%, 03/01/24	6,850	6,869,297
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,000	1,004,302
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.00%, 06/15/25	1,875	1,901,835
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,131,548

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series D, 5.00%, 12/15/23	$275	$275,243
State of New Jersey, GO, Series A, 5.00%, 06/01/24	8,330	8,391,392
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/24	3,150	3,168,610
Township of Cranford New Jersey, Refunding GO, 5.00%, 06/20/24	4,000	4,013,684

		35,436,318

New Mexico — 0.6%
Albuquerque Municipal School District No. 12, GO, Series A, (SAW), 5.00%, 08/01/24	250	252,167
New Mexico Educational Assistance Foundation, Refunding RB, Series 1A, AMT, 5.00%, 09/01/27	2,000	2,049,090
New Mexico Mortgage Finance Authority, RB, M/F Housing, 5.00%, 02/01/42(a)	1,030	1,036,146

		3,337,403

New York — 11.1%
Catskill Central School District, GO, (SAW), 5.00%, 06/28/24	1,570	1,574,944
City of New York, GO, Class B4, VRDN, 4.80%, 11/04/23(a)(b)	7,000	7,000,000
Genesee County Funding Corp., Refunding RB
Series A, 5.00%, 12/01/24	400	400,981
Series A, 5.00%, 12/01/25	200	201,285
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/28	1,250	1,291,821
Monroe County Industrial Development Corp., Refunding RB, 5.00%, 12/01/23	500	499,823
Mount Pleasant Central School District, Refunding GO, (SAW), 5.00%, 06/28/24	4,000	4,015,724
New York City Housing Development Corp., RB, M/F Housing, 3.70%, 05/01/63(a)	5,000	4,860,220
New York City Housing Development Corp., Refunding RB, 1.05%, 05/01/28	1,000	866,559
New York City Municipal Water Finance Authority, RB, Class FF1, VRDN, 4.61%, 11/04/23(a)(b)	10,700	10,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Class B4, VRDN, 4.75%, 10/07/23(a)(b)	5,900	5,900,000
New York Convention Center Development Corp., RB, Class B, Sub Lien, 5.00%, 11/15/23	1,915	1,915,224
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/23	350	350,133
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	2,745	2,738,887
New York Transportation Development Corp., ARB, AMT, 5.00%, 07/01/30	995	988,476
New York Transportation Development Corp., Refunding RB 5.00%, 12/01/23	550	550,367
5.00%, 12/01/24	1,030	1,039,630
Series A, AMT, 5.00%, 12/01/25	1,000	1,005,991
Port Authority of New York & New Jersey, Refunding ARB
Series 230, 4.00%, 12/01/28	2,000	2,033,754
Series 207, AMT, 5.00%, 09/15/29	1,000	1,025,593
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/27	1,230	1,172,018

Security	Par (000)	Value

New York (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 212, AMT, 2.95%, 04/01/25	$1,000	$978,527
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
Series 235, AMT, 0.65%, 04/01/24	705	689,486
Series 235, AMT, 0.75%, 10/01/24	830	799,990
Series 235, AMT, 0.88%, 04/01/25	1,710	1,620,020
Town of Oyster Bay New York, Refunding GO, 4.00%, 03/01/24	390	390,300
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, 4.61%, 04/01/26(a)	7,500	7,500,000

		62,109,753

Ohio — 2.3%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	349,276
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, 5.00%, 12/01/23	1,100	1,100,876
Ohio Air Quality Development Authority, Refunding RB(a) 4.00%, 09/01/30	4,120	4,018,763
Series A, AMT, 4.25%, 11/01/39	2,200	2,146,571
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 4.21%, 12/01/42(a)	5,335	5,182,435

		12,797,921

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.00%, 01/01/25	390	394,137

Oregon — 0.3%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	345	344,942
Port of Portland Oregon Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/26	1,145	1,163,620

		1,508,562

Pennsylvania — 6.4%
Allegheny County Hospital Development Authority, RB, Series D2, 4.56%, 11/15/26(a)	3,850	3,814,811
City of Philadelphia Philadelphia Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,023,452
DuBois Area School District, Refunding GO, Series B, (BAM SAW), 4.00%, 11/01/23	325	324,865
Muhlenberg School District, Refunding GO, (SAW), 4.00%, 05/15/24	200	200,136
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/24	575	577,735
Class A, AMT, 4.38%, 06/01/41(a)	5,000	4,949,815
Pennsylvania Economic Development Financing Authority, Refunding RB 0.40%, 10/01/23	5,000	5,000,000
VRDN, 5.00%, 10/07/23(a)(b)	6,200	6,200,000
Class B, VRDN, 5.00%, 10/07/23(a)(b)	5,000	5,000,000
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,961,496
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 133, 5.00%, 10/01/23	400	400,000
Series 137, 5.00%, 04/01/27	240	246,714
Series 137, 5.00%, 10/01/27	225	231,951
Series 137, 5.00%, 04/01/28	250	258,247

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 137, 5.00%, 10/01/28	$260	$269,023
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 4.34%, 02/15/24(a)	5,000	4,981,645

		35,439,890

Puerto Rico — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	5,000	5,002,830

Rhode Island — 0.6%
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/27	1,600	1,635,181
Series A, AMT, 5.00%, 12/01/28	1,515	1,553,134

		3,188,315

South Carolina — 0.3%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,647,715

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/24	350	352,283

Tennessee — 4.3%
Johnson City Health & Educational Facilities Board, Refunding RB
Series A, 5.00%, 07/01/24	1,190	1,193,391
Series A, 5.00%, 07/01/25	1,000	1,007,652
Memphis-Shelby County Airport Authority, ARB, AMT, 5.00%, 07/01/29	1,470	1,506,033
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 4.00%, 04/01/26(e)	1,855	1,688,323
Tennergy Corp., RB
Series A, 5.25%, 12/01/26	725	728,018
Series A, 5.50%, 12/01/27	775	788,558
Series A, 5.50%, 12/01/28	1,000	1,023,001
Series A, 4.00%, 12/01/51(a)	10,305	9,794,130
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	6,155	6,142,659

		23,871,765

Texas — 3.6%
City of San Antonio Texas Airport System, Refunding RB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/28	1,000	1,027,289
Clear Creek Independent School District, GO, (PSF), 5.00%, 02/15/25	650	659,783
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,285	1,253,530
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class B, 5.00%, 06/01/50(a)	1,500	1,590,120
Matagorda County Navigation District No. 1, Refunding RB, AMT, 4.25%, 05/01/30	1,145	1,106,941
North Central Texas Housing Finance Corp., RB, M/F Housing, 0.38%, 08/01/40(a)	3,500	3,393,191
Pecos Barstow Toyah Independent School District, GO, (PSF), 5.00%, 02/15/29	1,200	1,261,472
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/26	1,000	1,034,192
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB 5.00%, 12/15/27	7,200	7,144,071

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB (continued) 5.00%, 12/15/29	$1,000	$988,279
Waco Educational Finance Corp., RB, 4.00%, 03/01/25	400	400,147

		19,859,015

Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/29	1,750	1,797,777

Virginia — 0.2%
Fairfax County Industrial Development Authority, Refunding RB, 5.00%, 05/15/24	425	427,137
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/27	425	420,695

		847,832

Washington — 1.9%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.21%, 01/01/40(a)	9,700	9,571,582
King County Housing Authority, Refunding RB, 3.00%, 06/01/24	225	222,859
State of Washington, GO, Series A, 0.00%, 12/01/28(d)	1,000	813,466

		10,607,907

Wisconsin — 3.5%
Public Finance Authority, Refunding RB, 5.00%, 01/01/24	300	299,890
State of Wisconsin, GO, Series A, 4.40%, 05/01/25(a)	11,490	11,365,322
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series C-2, 4.16%, 08/15/54(a)	8,000	7,975,152

		19,640,364

Total Long-Term Investments — 98.4% (Cost: $559,160,605)		547,971,415

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.95%(f)(g)	80,410	80,410

Total Short-Term Securities — 0.0% (Cost: $80,410)		80,410

Total Investments — 98.4% (Cost: $559,241,015)		548,051,825

Other Assets Less Liabilities — 1.6%		9,144,023

Net Assets — 100.0%		$557,195,848

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Short-Term Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$69,048	$10,451	(a)	$—	$911	$—	$80,410	80,410	$20,193	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$547,971,415	$—	$547,971,415
Short-Term Securities
Money Market Funds	80,410	—	—	80,410

	$80,410	$547,971,415	$—	$548,051,825

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

Portfolio Abbreviation (continued)

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Short-Term Municipal Fund

Portfolio Abbreviation (continued)

S/F	Single-Family

SAW	State Aid Withholding

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	6